Other income/(expenses) (Tables)	12 Months Ended
Dec. 31, 2022
Other Income (Expense) [Abstract]
Summary of other income/(expenses)

	2022	2021	2020
IPO expenses and IPO related bonuses	—	(2,862)	(2,169)
Share issuance expenses – SPAC (notes 5(a) and 20(c))	(10,325)	—	—
Transaction costs (a)	(4,536)	(8,550)	129
Transaction costs – SPAC	(315)	—	—
Contingent consideration adjustments(b)	12,322	(264)	—
Gross obligation adjustments (b)	(3,533)	—	—
Deferred consideration adjustments (b)	(729)	—	—
Restructuring costs (c)	(1,293)	—	—
Net loss on disposal of property and equipment	(51)	—	—
Other	(805)	(830)	—
Other income/(expenses)	(9,265)	(12,506)	(2,040)
(a)Transaction costs relate to expenses incurred on acquisition of subsidiaries for business combination.

(b)Measurement of the present value of considerations payable (note 20 (b)) and gross obligations under put option (note 20(d)) for acquired businesses, included under other income/(expenses) based on its correlation with the Groups’ expansion strategy through acquisition activity. The movement for contingent consideration for the year ended December 31, 2022 relates to the estimated financial performance of Moneda, one of the acquired businesses, being lower than the earn-out performance criteria.
(c)Expenses incurred to third party service providers assisting in the reorganizing and integration of acquired businesses to improve the Group’s long-term future performance and efficiency.